Semiannual Report June 30, 2000

Oppenheimer
Bond Fund/VA

A Series of Oppenheimer Variable Account Funds


[logo]OppenheimerFunds(R)
      The Right Way to Invest
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Oppenheimer Variable Account Funds--Oppenheimer Bond Fund/VA

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Objective
Oppenheimer Bond Fund/VA, a series of Oppenheimer Variable Account Funds, primarily seeks a high level of current income from investing in high-yield fixed-income securities. Secondarily, the Fund seeks capital growth when this is consistent with its primary objective of high income.

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Narrative by David Negri and John Kowalik, Co-Portfolio Managers
During the six-month period that ended June 30, 2000, Oppenheimer Bond Fund/VA provided an annualized total return of 1.95%(1) in a very challenging investment environment. First, rising interest rates eroded the prices of most bond-market sectors, especially the higher quality sectors such as corporate bonds. Second, because many high yield corporate bonds respond to changes in their issuers' stock prices, this sector of the bond market was generally hurt by the decline of the Nasdaq stock market during March and April, 2000.
         However, for income-oriented investors who can tolerate short-term price volatility, yields benefited from the drop in prices, which was due to higher interest rates. What's more, the differences in yield between corporate bonds and U.S. Treasury securities recently reached their widest levels in more than 15 years. This is the case because corporations are attempting to attract investors, and need to pay relatively higher rates of interest in order to do so.
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Why do higher interest rates affect returns from corporate bonds? Because higher interest rates tend to increase borrowing costs for companies that finance their operations and growth through the bond market, investors tend to become concerned that higher interest rates might reduce earnings for these companies. The result is a lower demand for bonds.
         Interest rates have been rising because of concerns that the U.S. economy may be growing too quickly, potentially re-igniting long-dormant inflationary pressures. To ease these pressures, the Federal Reserve Board has raised key short-term interest rates three more times during the six-month reporting period. Including the three rate hikes implemented before the reporting period began, the Federal Reserve Board has raised interest rates by a total of 1.75 percentage points.
         In addition, corporate bond issuers have been adversely affected by more stringent loan requirements from many lenders, which has made credit scarce in both the banking system and public markets. This development is especially bad for companies that need to borrow in order to refinance maturing debt.
         Because the Fund's investment objective emphasizes current income, we have continued to manage the Fund in a way that is designed to achieve high yield. Part of that investment approach entails investing in higher- yielding, long maturity corporate bonds. As a result, as interest rates continued to rise early in the period, the Fund's duration--a measure of the Fund's sensitivity to changing interest rates--was at a relatively high level.
         To lower the Fund's duration, we proceeded to reduce our holdings of longer-term corporate bonds, and redeployed those assets to the intermediate-term sector of the corporate-bond market. The advantage was that intermediate-term bonds were providing virtually the same yield of longer-term bonds, with less interest-rate risk. In addition, we focused our corporate-bond holdings primarily among highly liquid names, which could be quickly turned into cash to take advantage of any better income opportunities that might arise.(2)
         Despite reducing the Fund's duration in February and April, this posture hurt the Fund's price performance, offsetting any yield advantage it may have provided. We ended the reporting period with a duration that was modestly lower than our peer group average (in general, the lower a portfolio's duration, less it is adversely affected by rising interest rates.(2)


1. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.
2. The Fund's duration and portfolio are subject to change.

2                            Oppenheimer Bond Fund/VA
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Oppenheimer Variable Account Funds--Oppenheimer Bond Fund/VA

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The Fund also invested in U.S. Treasury securities during the reporting period, increasing our exposure to these securities, and thus our ability to take advantage of unusual conditions in that market sector. More specifically, longer-term U.S. Treasury securities have rallied over the past six months because of unique supply-and-demand influences. Because U.S. Treasuries are generally considered the most creditworthy investments in the world, demand for them by U.S. and international investors has historically remained high. However, after the federal government used a portion of the budget surplus to buy back some seasoned, long-term U.S. Treasury bonds, the available supply has dwindled. As a result, for most of the six-month period, longer-term U.S. Treasury bonds provided lower yields--and higher prices--than comparable short-term securities. The Fund's greater exposure to longer-term U.S. Treasuries enabled us to participate in some of those price gains.
         While we have been frustrated by the extent to which the higher yielding sectors of the bond market have been out of favor, we are encouraged that historically wide spreads may attract interest from investors who are no longer receiving spectacular results in the stock market. Nonetheless, the economic environment remains uncertain, and we do not expect any lasting market recovery to take place until the success of the Federal Reserve Board's inflation-fighting strategy becomes more evident.
         In the meantime, corporate bonds have been providing attractive levels of income; in our opinion, their prices currently reflect a worst-case economic scenario. Having the patience and discipline to take advantage of temporary market weaknesses is an important part of what makes OppenheimerFunds The Right Way to Invest.


                            Oppenheimer Bond Fund/VA                           3
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Statement of Investments  June 30, 2000 (Unaudited)


                                                                                                Principal           Market Value
                                                                                                Amount              Note 1
================================================================================================================================
Mortgage-Backed Obligations--37.0%
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Government Agency--9.8%
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FHLMC/FNMA/Sponsored--9.7%
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                                  $   472,035          $   490,176
Series 1541, Cl. H, 7%, 10/15/22                                                                  4,750,000            4,663,882
Series 1714, Cl. M, 7%, 8/15/23                                                                   2,000,000            1,919,360
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Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 194, Cl. IO, 11.63%, 4/1/28(1)                                                            30,359,353            9,698,390
Series 197, Cl. IO, 11.25%, 4/1/28(1)                                                            13,127,650            4,102,391
Series 202, Cl. IO, 11.33%, 4/1/29(1)                                                            55,881,316           18,632,926
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Federal National Mortgage Assn.:
6.50%, 3/1/11                                                                                       448,962              435,619
7%, 4/1/04-11/1/25                                                                                  627,389              608,758
7.50%, 1/1/08-1/1/26                                                                              2,010,188            1,990,686
8%, 5/1/17                                                                                          111,081              112,493
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Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 131, Cl. G, 8.75%, 11/25/05                                                                 1,073,475            1,094,269
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Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 1989-17, Cl. E, 10.40%, 4/25/19                            539,053              572,238
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Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security,
Trust 294, Cl. 2, 15.95%, 2/1/28(1)                                                              26,751,528            8,552,129
                                                                                                                     -----------
                                                                                                                      52,873,317
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GNMA/Guaranteed--0.1%
Government National Mortgage Assn., 7%, 1/15/09-5/15/09                                             359,484              356,663
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Private--27.2%
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Manufactured Housing--1.2%
Conseco Finance Securitizations Corp., Home Equity Loan Pass-Through Certificates,
Series 2000-D, Cl. A5, 8.41%, 12/15/25                                                            6,500,000            6,522,344
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Commercial--19.9%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                                            5,400,000            3,327,750
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Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1997-D5, Cl. PS1, 8.95%, 2/14/41(1)                                                       18,131,545            1,456,190
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Capital Lease Funding Securitization LP, Interest-Only Stripped Mtg.-Backed Security,
Series 1997-CTL1, 10.29%, 6/22/24(1)(2)                                                          30,180,842            1,103,487
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Commercial Mortgage Acceptance Corp., Collateralized Mtg. Obligations:
Series 1996-C1, Cl. D, 7.415%, 12/25/20(2)(3)                                                     2,500,000            2,422,266
Series 2000-FL2, 8.98%, 4/15/11                                                                   2,600,000            2,596,762
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Commercial Mortgage Asset Trust, Series 1999-C1, Cl. C, 7.35%, 8/17/13                              673,400              634,995
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CRIIMI MAE Trust I, Collateralized Mtg. Obligations,
Series 1996-C1, Cl. A2, 7.56%, 8/30/05(4)                                                         2,000,000            1,898,672


4                            Oppenheimer Bond Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                Principal           Market Value
                                                                                                Amount              Note 1
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Commercial  (continued)
CRIIMI MAE Trust I, Commercial Mtg. Trust:
Series 1998-C1, Cl. A1, 7%, 11/2/06(4)                                                          $ 3,300,000          $ 2,971,805
Series 1998-C1, Cl. A2, 7%, 3/2/11(4)                                                             9,750,000            8,560,957
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CS First Boston Mortgage Securities Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1998-C1, Cl. AX, 8.07%, 4/11/30(1)                                                        24,583,207            1,498,039
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CS First Boston Mortgage Securities Corp., Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. E, 7.50%, 3/1/11(2)                                                           5,006,000            4,508,529
Series 1999-C1, Cl. C, 7.942%, 9/15/09(3)                                                         6,500,000            6,439,062
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Delta Funding Corp., Collateralized Mtg. Obligations,
Series 2000-02, Cl. B, 8.36%, 8/15/30                                                             5,444,000            4,493,001
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FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 1994-C1, Cl. 2-D, 8.70%, 9/25/25                                                           1,500,000            1,466,719
Series 1994-C1, Cl. 2-E, 8.70%, 9/25/25                                                           1,500,000            1,442,812
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First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. C, 8.083%, 7/25/06(2)(3)                                                    4,024,000            3,692,020
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First Union-Lehman Brothers Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 1998-C2, Cl. E, 6.778%, 5/18/13                 2,000,000            1,676,875
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First Union-Lehman Brothers Commercial Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security, Series 1998-C2, 9.30%, 5/18/28(1)                   29,235,643            1,045,517
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General Motors Acceptance Corp., Collateralized Mtg. Obligations,
Series 1997-C2, Cl. D, 7.192%, 1/15/08                                                            3,500,000            3,076,172
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General Motors Acceptance Corp., Collateralized Mtg. Obligations,
Series 1998-C1, Cl. E, 7.089%, 3/15/11(3)                                                         3,500,000            3,172,969
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GMAC Commercial Mtg. Securities, Inc., Mtg. Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security, Series 1997-C1, Cl. X, 8.52%, 7/15/27(1)            26,575,597            2,018,084
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GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates,
Series 1997-CL1, Cl. F, 7.823%, 7/13/30(3)                                                        4,000,000            3,605,000
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LB-UBS Securities Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2000-C3, Cl. C, 7.95%, 2/15/10                                                             5,821,250            5,859,452
Series 2000-C3, Cl. G, 7.95%, 2/15/10                                                             3,538,000            3,337,882
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Lehman Brothers Commercial Conduit Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 8.87%, 2/18/28(1)           43,698,675            2,239,557
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Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. D, 7.42%, 4/25/28                                                             2,000,000            1,927,969
Series 1997-C2, Cl. D, 7.071%, 12/10/29(3)                                                        4,000,000            3,735,625
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Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1997-RR, Cl. D, 7.766%, 4/30/39(2)                                                         4,300,231            3,192,250
Series 1997-XL1, Cl. F, 7.409%, 10/3/30(3)                                                        2,500,000            2,313,281
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NationsBank Trust, Lease Pass-Through Certificates, Series 1997A-1, 7.442%, 1/10/11(3)            2,396,734            2,310,976
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NationsCommercial Corp., NB Commercial Mtg. Pass-Through Certificates:
Series DMC, Cl. B, 8.562%, 8/12/11(2)                                                             1,600,000            1,461,250
Series DMC, Cl. C, 8.921%, 8/12/11(2)                                                             4,400,000            4,003,312
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Nomura Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Series 1998-D6, Cl. A3, 6.98%, 3/17/28(3)                                         4,875,000            4,513,564
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Potomac Gurnee Financial Corp., Commercial Mtg. Pass-Through Certificates,
Series 1, Cl. C, 7.217%, 12/21/26(2)                                                                250,000              239,687


                            Oppenheimer Bond Fund/VA                          5

Statement of Investments  (Unaudited) (Continued)

                                                                                                Principal           Market Value
                                                                                                Amount              Note 1
--------------------------------------------------------------------------------------------------------------------------------
Commercial  (continued)
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. C, 8%, 6/25/26                                                              $   590,385         $    586,972
Series 1995-C1, Cl. D, 6.90%, 2/25/27                                                             3,000,000            2,933,438
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Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through Certificates,
Series 2000-NL1, Cl. A2, 6.905%, 9/15/08(2)                                                       3,250,000            3,048,906
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Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
Series 1996-CFL, Cl. D, 7.034%, 2/25/28                                                           1,800,000            1,779,750
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Structured Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 2000-C2, Cl. K, 8.391%, 3/20/03(2)                                                         2,600,000            2,581,313
                                                                                                                    ------------
                                                                                                                     109,172,867
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Multi-Family--0.9%
Option One Mortgage Trust, Collateralized Mtg. Obligations,
Series 1999-1A, 10.06%, 3/1/29(2)                                                                 5,009,497            4,920,266
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Other--0.0%
Salomon Brothers Mortgage Securities VI, Interest-Only Stripped Mtg.-Backed Security:
Series 1987-3, Cl. B, 13.76%, 10/23/17(1)                                                            37,335               10,238
Series 1987-3, Cl. B, 38.57%, 10/23/17(1)                                                            13,273                3,640
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Salomon Brothers Mortgage Securities VI, Principal-Only Stripped Mtg.-Backed Security:
Series 1987-3, Cl. A, 20.67%, 10/23/17(5)                                                            55,929               46,159
Series 1987-3, Cl. A, 2.92%, 10/23/17(5)                                                             18,964               15,652
                                                                                                                    ------------
                                                                                                                          75,689
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Residential--5.2%
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1993-12, Cl. B1, 6.625%, 2/25/24                                                             926,124              821,791
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Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-HF1, Cl. E, 7.55%, 7/15/29(2)                                                         1,500,000            1,399,219
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NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD, 8.75%, 12/25/28      13,123,237           12,270,227
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Option One Mortgage Trust, Collateralized Mtg. Obligations, Series 1999-3,
Cl. BB, 10.80%, 12/15/29                                                                          5,037,837            4,998,479
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Ryland Mortgage Securities Corp. III, Sub. Bonds, Series 1992-A, Cl. 1A, 8.257%, 3/29/30(3)         165,512              159,914
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Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
Series 1999-1, 10%, 8/25/28(2)                                                                    4,544,941            4,473,927
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Washington Mutual Finance Corp., Collateralized Mtg. Obligations,
Series 2000-1, Cl. B1, 10.61%, 1/25/40(2)                                                         4,550,000            4,550,000
                                                                                                                    ------------
                                                                                                                      28,673,557
                                                                                                                    ------------
Total Mortgage-Backed Obligations (Cost $208,710,667)                                                                202,594,703


6                            Oppenheimer Bond Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                             Principal              Market Value
                                                                                             Amount                 Note 1
================================================================================================================================
U.S. Government Obligations--5.6%
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U.S. Treasury Bonds, STRIPS, 6.27%, 11/15/21(6)(7)                                           $   31,840,000          $ 8,619,407
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U.S. Treasury Nts., 6.50%, 2/15/10                                                               21,225,000           21,954,609
                                                                                                                     -----------
Total U.S. Government Obligations (Cost $30,390,608)                                                                  30,574,016
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Foreign Government Obligations--3.2%
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Israel (State of) Bonds:
7.25%, 12/15/28                                                                                   3,250,000            2,833,298
7.75%, 3/15/10                                                                                    6,500,000            6,430,651
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Ontario, Canada (Province of) Bonds, 8%, 10/17/01                                                   750,000              757,459
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PT Hutama Karya Medium-Term Nts., Zero Coupon, 3/17/1999 (2)(8)(9)IDR                         1,000,000,000               31,420
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United Mexican States Bonds, 11.375%, 9/15/16                                                     6,500,000            7,442,500
                                                                                                                     -----------
Total Foreign Government Obligations (Cost $18,491,412)                                                               17,495,328
================================================================================================================================
Loan Participations--0.6%
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Ferrell Cos., Inc., 10.853% Sr. Sec. Loan Participation Nts., Series B, 7/17/06(2)(3)
(Cost $3,272,682)                                                                                 3,300,000            3,242,250
================================================================================================================================
Corporate Bonds and Notes--48.3%
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Aerospace/Defense--0.5%
Atlas Air, Inc. Pass-Through Certificates, Series 1998-1, 8.01%, 1/2/10                           2,610,019            2,462,149
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Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                          200,000              146,000
                                                                                                                     -----------
                                                                                                                       2,608,149
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Chemicals--0.4%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                                       800,000              788,000
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Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts., 7/1/09                           800,000              810,000
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Sterling Chemicals, Inc., 12.375% Sr. Sec. Nts., Series B, 7/15/06                                  400,000              408,000
                                                                                                                     -----------
                                                                                                                       2,006,000
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Consumer Non-Durables--0.2%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                                           300,000              238,500
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Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08                                      210,000              210,000
--------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                                500,000              362,500
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Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08                                      360,000               37,800
                                                                                                                     -----------
                                                                                                                         848,800
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Energy--3.8%
Central Hudson Gas & Electric Corp., 9.25% First Mtg. Nts., 5/1/21                               14,300,000           14,832,746
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Colorado Interstate Gas Corp., 10% Sr. Debs., 6/15/05                                               500,000              551,469
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Eastern Energy Ltd., 6.75% Sr. Nts., 12/1/06(4)                                                   2,000,000            1,888,588
--------------------------------------------------------------------------------------------------------------------------------
Enron Corp., 9.875% Debs., 6/15/03                                                                  375,000              395,995
--------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(4)                                 450,000              421,875
--------------------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.375% Sr. Nts., 11/15/05                                               500,000              497,500
--------------------------------------------------------------------------------------------------------------------------------
HNG Internorth/Enron Corp., 9.625% Debs., 3/15/06                                                   500,000              540,486
--------------------------------------------------------------------------------------------------------------------------------
McDermott, Inc., 9.375% Nts., 3/15/02                                                               400,000              285,473
--------------------------------------------------------------------------------------------------------------------------------
Mitchell Energy & Development Corp., 9.25% Sr. Nts., 1/15/02                                         55,000               55,928
--------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                   400,000              334,000

                            Oppenheimer Bond Fund/VA                          7

Statement of Investments  (Unaudited) (Continued)

                                                                                                Principal           Market Value
                                                                                                Amount              Note 1
--------------------------------------------------------------------------------------------------------------------------------
Energy  (continued)
RBF Finance Co., 11% Sr. Sec. Nts., 3/15/06                                                     $   455,000         $    489,694
--------------------------------------------------------------------------------------------------------------------------------
Texaco Capital, Inc., 8.875% Gtd. Debs., 9/1/21(10)                                                 500,000              569,626
                                                                                                                    ------------
                                                                                                                      20,863,380
--------------------------------------------------------------------------------------------------------------------------------
Financial--22.0%
Aeltus CBO II Ltd./Aeltus CBO II Corp., 7.982% Sr. Sec. Sub. Bonds, 8/6/09(4)                     5,000,000            4,753,750
--------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp., 10.125% Sub. Nts., 11/1/00                                                   750,000              757,178
--------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.375% Unsec. Unsub. Nts., 3/15/03                                                 975,000              962,846
--------------------------------------------------------------------------------------------------------------------------------
ForeningsSparbanken AB (Swedbank):
9% Non-Cum. Capital Bonds, 12/29/49(4)                                                            3,250,000            3,189,404
7.50% Unsec. Sub. Nts., 11/29/49(3)                                                               8,450,000            7,904,781
--------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 8% Nts., 5/9/05                                                         11,000,000           11,098,065
--------------------------------------------------------------------------------------------------------------------------------
HSBC Capital Funding LP, 10.176% Bonds, Series 2, 12/31/49(4)                                     6,500,000            6,977,431
--------------------------------------------------------------------------------------------------------------------------------
HVB Fund Trust III, 9% Bonds, 10/22/31(4)                                                         6,500,000            6,227,331
--------------------------------------------------------------------------------------------------------------------------------
Hypovereinsbank, 8.741% Bonds, 6/30/31(4)                                                         6,500,000            6,060,762
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
8.25% Unsec. Nts., 6/15/07                                                                       14,950,000           14,982,576
8.80% Sr. Nts., 3/1/15                                                                            6,500,000            6,886,763
--------------------------------------------------------------------------------------------------------------------------------
Liberty Mutual Insurance Co., 7.697% Unsec. Nts., 10/15/97(4)                                    19,000,000           14,446,726
--------------------------------------------------------------------------------------------------------------------------------
Nordbanken AB, 8.95% Bonds, 11/29/49(4)                                                           9,750,000            9,750,634
--------------------------------------------------------------------------------------------------------------------------------
Rothmans Nederland Holdings BV, 6.875% Sr. Unsec. Unsub. Nts., 5/6/08                            18,899,000           16,464,809
--------------------------------------------------------------------------------------------------------------------------------
Safeco Capital Trust I, 8.072% Nts., 7/15/37(10)                                                  7,429,000            6,304,896
--------------------------------------------------------------------------------------------------------------------------------
Sovereign Bank, 10.20% Pass-Through Certificates, 6/30/05(2)                                      3,250,000            3,252,031
--------------------------------------------------------------------------------------------------------------------------------
U.S. Leasing International, Inc., 6.625% Sr. Nts., 5/15/03                                          750,000              727,095
                                                                                                                    ------------
                                                                                                                     120,747,078
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug--0.0%
Pathmark Stores, Inc., 12.625% Sub. Nts., 6/15/02(8)(9)                                             400,000              102,000
--------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--0.2%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                           300,000              169,500
--------------------------------------------------------------------------------------------------------------------------------
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                                          1,000,000              992,500
                                                                                                                    ------------
                                                                                                                       1,162,000
--------------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--0.2%
Potlatch Corp., 9.46% Medium-Term Nts., 4/2/02                                                      500,000              515,788
--------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.625% Sr. Unsec. Nts., 8/1/07                                      450,000              438,750
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         954,538
--------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--0.6%
HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                                             300,000              279,375
--------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                            950,000              945,250
--------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07                                     700,000              626,500
--------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06                                                                             400,000              382,000
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                                  300,000              286,500
--------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(11)                                                                   300,000              205,125
9.75% Sr. Nts., 6/15/07                                                                             200,000              194,250
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                                 550,000              552,750
                                                                                                                    ------------
                                                                                                                       3,471,750


8                            Oppenheimer Bond Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--0.3%
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08(2)                                  $  600,000          $   535,500
--------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceutical, Inc.:
8.75% Sr. Nts., 11/15/08(4)                                                                         275,000              272,250
9.75% Sr. Nts., 11/15/08(4)                                                                         125,000              123,750
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.625% Sr. Sub. Nts., 1/15/07                                               800,000              768,000
                                                                                                                     -----------
                                                                                                                       1,699,500
--------------------------------------------------------------------------------------------------------------------------------
Housing--0.3%
Building Materials Corp. of America, 8% Sr. Unsec. Nts., 12/1/08                                    800,000              632,000
--------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                                              400,000              350,000
--------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Nts., Series B, 9/1/07                                                                   200,000              186,000
9.25% Sr. Nts., Series B, 3/15/07                                                                   800,000              752,000
                                                                                                                     -----------
                                                                                                                       1,920,000
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.1%
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                                          250,000               45,000
--------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07                        500,000              460,000
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08(2)                                       100,000               90,500
                                                                                                                     -----------
                                                                                                                         595,500
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--2.1%
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                                6,500,000            6,108,069
--------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp.:
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                                     2,500,000            2,518,750
9% Sr. Unsec. Sub. Nts., 10/1/08                                                                  2,200,000            2,271,500
--------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                          600,000              550,500
                                                                                                                     -----------
                                                                                                                      11,448,819
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--1.3%
Adelphia Communications Corp., 8.375% Sr. Nts., Series B, 2/1/08                                  1,300,000            1,155,375
--------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.25% Sr. Unsec. Nts., 4/1/07                                                                     3,000,000            2,662,500
8.625% Sr. Unsec. Nts., 4/1/09                                                                      750,000              662,812
--------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                                1,200,000            1,158,000
--------------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                                   500,000              492,500
--------------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp., 11.50% Sr. Unsec. Nts., Series B, 10/1/08                               1,000,000            1,000,000
                                                                                                                     -----------
                                                                                                                       7,131,187
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.6%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                         300,000              136,500
--------------------------------------------------------------------------------------------------------------------------------
GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(4)                                                  1,025,899              942,063
--------------------------------------------------------------------------------------------------------------------------------
Imax Corp., 7.875% Sr. Nts., 12/1/05(2)                                                             900,000              819,000
--------------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                                     535,000              452,075
--------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier, Inc., 6.625% Nts., 10/15/23(4)                                                       600,000              518,868
--------------------------------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc., 9.125% Sr. Unsec. Sub. Nts., 12/1/08                                       600,000              606,000
                                                                                                                     -----------
                                                                                                                       3,474,506


                            Oppenheimer Bond Fund/VA                           9

Statement of Investments  (Unaudited) (Continued)

                                                                                                Principal           Market Value
                                                                                                Amount              Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--1.6%
Hyperion Telecommunications, Inc., 0%/13% Sr. Disc. Nts., Series B, 4/15/03(11)                 $   250,000          $   233,750
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 8.60% Sr. Unsec. Nts., Series B, 6/1/08                            600,000              558,000
--------------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06(11)            1,250,000            1,159,375
--------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08                             650,000              643,500
--------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc.:
9.625% Sr. Nts., 10/1/07                                                                          2,200,000            2,084,500
10.75% Sr. Unsec. Nts., 11/15/08                                                                    200,000              198,000
--------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10% Sr. Unsec. Nts., Series B, 2/15/05                                                              350,000              323,750
11.50% Sr. Unsec. Nts., 11/1/08                                                                     450,000              425,250
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/8.29%
Sr. Unsec. Disc. Nts., Series B, 2/1/08(11)                                                       1,350,000            1,067,166
--------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27CAD                                                3,000,000            1,913,404
                                                                                                                     -----------
                                                                                                                       8,606,695
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--0.8%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                                                  200,000              154,000
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                                           300,000              305,625
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp.:
11.50% Sr. Nts., 9/15/09(4)                                                                         650,000              698,750
11.625% Sr. Nts., Series A, 8/15/06                                                                 500,000              542,500
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc., 9.125% Sr. Sec. Nts., Series B, 12/15/06                     1,000,000            1,015,000
--------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(11)                                  700,000              497,000
--------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts., 7/15/08(11)                                      600,000              420,000
--------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Nts., 11/15/09(4)                                           500,000              520,000
                                                                                                                     -----------
                                                                                                                       4,152,875
--------------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--1.1%
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09                                                                   1,000,000              892,500
9.125% Sr. Nts., 12/15/06                                                                         3,250,000            3,136,250
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                                   750,000              656,250
--------------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                                     500,000              420,000
--------------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                    900,000              839,250
                                                                                                                     -----------
                                                                                                                       5,944,250
--------------------------------------------------------------------------------------------------------------------------------
Retail--1.7%
Sherwin-Williams Co., 7.45% Debs., 2/1/97(10)                                                     9,750,000            9,102,980
--------------------------------------------------------------------------------------------------------------------------------
Service--3.1%
Allied Waste North America, Inc., 7.875% Sr. Unsec. Nts., Series B, 1/1/09                          700,000              600,250
--------------------------------------------------------------------------------------------------------------------------------
Arvin Industries, Inc., 6.75% Nts., 3/15/08                                                       1,400,000            1,222,255
--------------------------------------------------------------------------------------------------------------------------------
Harcourt General, Inc., 7.30% Sr. Debs., 8/1/97                                                  10,025,000            7,919,369
--------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc., 7.375% Sr. Unsec. Nts., 8/15/05                                             1,000,000              750,000
--------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09(8)(9)                                            800,000               20,000
--------------------------------------------------------------------------------------------------------------------------------
UST, Inc., 8.80% Nts., 3/15/05(4)                                                                 6,500,000            6,571,617
                                                                                                                     -----------
                                                                                                                      17,083,491


10                          Oppenheimer Bond Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                Principal           Market Value
                                                                                                Amount              Note 1
--------------------------------------------------------------------------------------------------------------------------------
Transportation--4.2%
Amtran, Inc., 9.625% Nts., 12/15/05(2)                                                          $   800,000         $    702,000
--------------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc., 9.375% Sr. Unsec. Nts., 11/15/06                                                   500,000              482,500
--------------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp., 7.375% Nts., 1/15/06                                                         7,150,000            5,205,286
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45% Bonds, 7/16/31                                                             16,250,000           15,270,612
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                               300,000              301,125
--------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 7.70% Debs., 3/1/15                                                         500,000              501,989
--------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09                                     600,000              537,000
                                                                                                                    ------------
                                                                                                                      23,000,512
--------------------------------------------------------------------------------------------------------------------------------
Utility--3.2%
Azurix Corp., 10.75% Sr. Nts., 2/15/10(4)                                                           225,000              217,688
--------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 7.75% Sr. Nts., 4/15/09                                                              650,000              615,875
--------------------------------------------------------------------------------------------------------------------------------
Connecticut Light & Power Co., 7.875% First Refunding Mtg. Bonds, 10/1/24                         7,330,000            7,394,138
--------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7.875% Medium-Term Nts., 4/1/05                                 8,500,000            8,514,331
--------------------------------------------------------------------------------------------------------------------------------
South Carolina Electric & Gas Co., 9% Mtg. Bonds, 7/15/06                                           500,000              532,638
                                                                                                                    ------------
                                                                                                                      17,274,670
                                                                                                                    ------------
Total Corporate Bonds and Notes (Cost $282,674,609)                                                                  264,198,680

                                                                                                Shares
================================================================================================================================
Preferred Stocks--0.6%
--------------------------------------------------------------------------------------------------------------------------------
Conseco Financing Trust I, 9.16% Cum. Trust Orginated Preferred Securities                           63,100              911,006
--------------------------------------------------------------------------------------------------------------------------------
Conseco Financing Trust VI:
9% Cum. Trust Orginated Preferred Securities                                                        111,463            1,630,146
9% Cum. Trust Orginated Preferred Securities                                                         42,250              583,578
--------------------------------------------------------------------------------------------------------------------------------
Conseco Financing Trust VII, 9.44% Cum. Trust Orginated Preferred Securities                         21,500              325,188
                                                                                                                    ------------
Total Preferred Stocks (Cost $5,071,976)                                                                               3,449,918

                                                                        Date        Strike      Contracts
================================================================================================================================
Call Options Purchased--0.0%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Long Bond Futures, 9/20/00 Call (Cost $47,369)                     7/21/00      98%                130               79,219



                            Oppenheimer Bond Fund/VA                         11

Statement of Investments  (Unaudited) (Continued)

                                                                                                Principal           Market Value
                                                                                                Amount              Note 1
================================================================================================================================
Repurchase Agreements--1.9%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 6.55%, dated 6/30/00, to be repurchased at $10,585,775 on 7/3/00, collateralized by U.S. Treasury Nts.,
5%-7.50%, 8/31/00-5/15/08, with a value of $7,981,109 and U.S. Treasury Bonds,
5.25%-12%, 8/15/03-11/15/28, with a value of $2,819,365 (Cost $10,580,000)                      $10,580,000         $ 10,580,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $559,239,323)                                                        97.2%         532,214,114
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                         2.8           15,384,179
                                                                                                -----------         ------------
Net Assets                                                                                            100.0%        $547,598,293
                                                                                                ===========         ============

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   CAD -- Canadian Dollar
   IDR -- Indonesian Rupiah

1. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
2. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $77,012,921 or 14.06% of the Fund's net assets as of June 30, 2000.
5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
7. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
8. Non-income-producing security.
9. Issuer is in default.
10. Securities with an aggregate market value of $1,492,886 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

See accompanying Notes to Financial Statements.


12                            Oppenheimer Bond Fund/VA

Statement of Assets and Liabilities  June 30, 2000 (Unaudited)

===================================================================================================
Assets
Investments, at value (cost $559,239,323)--see accompanying statement                  $532,214,114
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                         32,424,597
Interest, dividends and principal paydowns                                                8,204,638
Shares of beneficial interest sold                                                           34,587
Other                                                                                         2,780
                                                                                       ------------
Total assets                                                                            572,880,716
===================================================================================================
Liabilities
Bank overdraft                                                                           13,349,931
---------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                        24,576
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                    10,889,945
Shares of beneficial interest redeemed                                                      929,039
Daily variation on futures contracts                                                         59,513
Trustees' compensation                                                                        3,391
Transfer and shareholder servicing agent fees                                                   324
Other                                                                                        25,704
                                                                                       ------------
Total liabilities                                                                        25,282,423
===================================================================================================
Net Assets                                                                             $547,598,293
                                                                                       ============
===================================================================================================
Composition of Net Assets
Paid-in capital                                                                        $586,252,093
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                      22,508,191
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions          (33,913,255)
---------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                (27,248,736)
                                                                                       ------------
Net assets--applicable to 50,671,617 shares of beneficial interest outstanding         $547,598,293
                                                                                       ============
===================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                     $10.81

See accompanying Notes to Financial Statements.


                            Oppenheimer Bond Fund/VA                          13

Statement of Operations  For the Six Months Ended June 30, 2000 (Unaudited)

========================================================================================
Investment Income
Interest                                                                    $ 24,080,083
----------------------------------------------------------------------------------------
Dividends                                                                        543,862
                                                                            ------------
Total income                                                                  24,623,945
========================================================================================
Expenses
Management fees                                                                2,033,297
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       49,918
----------------------------------------------------------------------------------------
Trustees' compensation                                                             4,306
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                      1,189
----------------------------------------------------------------------------------------
Other                                                                             18,072
                                                                            ------------
Total expenses                                                                 2,106,782
Less expenses paid indirectly                                                    (19,374)
                                                                            ------------
Net expenses                                                                   2,087,408
========================================================================================
Net Investment Income                                                         22,536,537
========================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                        (12,469,779)
Closing of futures contracts                                                  (3,310,518)
Closing and expiration of option contracts written                              (731,265)
Foreign currency transactions                                                     44,525
                                                                            ------------
Net realized loss                                                            (16,467,037)
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    4,385,482
Translation of assets and liabilities denominated in foreign currencies          (65,619)
                                                                            ------------
Net change                                                                     4,319,863
                                                                            ------------
Net realized and unrealized loss                                             (12,147,174)
========================================================================================
Net Increase in Net Assets Resulting from Operations                        $ 10,389,363
                                                                            ============

See accompanying Notes to Financial Statements.


14                          Oppenheimer Bond Fund/VA

Statements of Changes in Net Assets

                                                                   Six Months Ended     Year Ended
                                                                   June 30, 2000        December 31,
                                                                   (Unaudited)          1999
====================================================================================================
Operations
Net investment income                                              $ 22,536,537         $ 45,686,066
----------------------------------------------------------------------------------------------------
Net realized loss                                                   (16,467,037)         (17,567,585)
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                  4,319,863          (37,907,094)
                                                                   ------------         ------------
Net increase (decrease) in net assets resulting from operations      10,389,363           (9,788,613)
====================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                (45,437,709)         (30,081,522)
----------------------------------------------------------------------------------------------------
Distributions from net realized gain                                         --           (2,888,886)
====================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions                                    (18,416,960)         (11,720,079)
====================================================================================================
Net Assets
Total decrease                                                      (53,465,306)         (54,479,100)
----------------------------------------------------------------------------------------------------
Beginning of period                                                 601,063,599          655,542,699
                                                                   ------------         ------------
End of period (including undistributed net investment
income of $22,508,191 and $45,409,363, respectively)               $547,598,293         $601,063,599
                                                                   ============         ============

See accompanying Notes to Financial Statements.


                            Oppenheimer Bond Fund/VA                          15

Financial Highlights

                                                  Six Months
                                                  Ended June 30,   Year Ended December 31,
                                                  2000 (Unaudited) 1999         1998         1997        1996        1995
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $11.52           $12.32       $11.91       $11.63      $11.84      $10.78
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .49              .88          .72          .76         .69         .72
Net realized and unrealized gain (loss)               (.28)           (1.06)         .07          .28        (.15)       1.07
-----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations         .21             (.18)         .79         1.04         .54        1.79
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.92)            (.57)        (.20)        (.72)       (.74)       (.73)
Distributions from net realized gain                    --             (.05)        (.18)        (.04)       (.01)         --
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.92)            (.62)        (.38)        (.76)       (.75)       (.73)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.81           $11.52       $12.32       $11.91      $11.63      $11.84
                                                    ======           ======       ======       ======      ======      ======
=============================================================================================================================
Total Return, at Net Asset Value(1)                   1.95%           (1.52)%       6.80%        9.25%       4.80%      17.00%
=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $547,598         $601,064     $655,543     $520,078    $426,439    $211,232
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $566,222         $633,059     $586,242     $449,760    $296,253    $170,929
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                 8.00%            7.22%        6.31%        6.72%       6.72%       6.91%
Expenses                                              0.74%            0.73%        0.74%(3)     0.78%(3)    0.78%(3)    0.80%(3)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                171%             256%          76%         117%         82%         79%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


16                          Oppenheimer Bond Fund/VA

Notes to Financial Statements  (Unaudited)


================================================================================
1. Significant Accounting Policies
Oppenheimer Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's main investment objective is to seek a high level of current income. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value.)
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2000, securities with an aggregate market value of $153,420, representing 0.03% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders. As of December 31, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $14,340,000, which expires in 2007.


                          Oppenheimer Bond Fund/VA                            17

================================================================================
1. Significant Accounting Policies  (continued)
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                             Six Months Ended June 30, 2000           Year Ended December 31, 1999
                                             --------------------------------         -------------------------------
                                             Shares             Amount                Shares            Amount
---------------------------------------------------------------------------------------------------------------------
Sold                                          3,962,034         $  43,830,674          10,494,053       $ 123,504,590
Dividends and/or distributions reinvested     4,250,487            45,437,709           2,820,394          32,970,408
Redeemed                                     (9,707,547)         (107,685,343)        (14,357,807)       (168,195,077)
                                             ----------         -------------         -----------       -------------
Net decrease                                 (1,495,026)        $ (18,416,960)         (1,043,360)      $ (11,720,079)
                                             ==========         =============         ===========       =============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $933,220,826 and $978,116,197, respectively.


18                        Oppenheimer Bond Fund/VA

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the six months ended June 30, 2000, was an annualized rate of 0.72%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of June 30, 2000, the Fund had outstanding foreign currency contracts as follows:

                            Expiration         Contract             Valuation as of         Unrealized
Contract Description        Date               Amount(000s)         June 30, 2000           Depreciation
--------------------------------------------------------------------------------------------------------
Contracts to Sell
Canadian Dollar (CAD)       11/1/01            3,000 CAD            $2,031,265                   $24,576
                                                                                                 =======


                          Oppenheimer Bond Fund/VA                            19

================================================================================
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly-based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
         The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
         Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
         Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
         Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2000, the Fund had outstanding futures contracts as follows:

                                                                                             Unrealized
                                  Expiration         Number of         Valuation as of       Appreciation
Contract Description              Date               Contracts         June 30, 2000         (Depreciation)
----------------------------------------------------------------------------------------------------------
Contracts to Purchase
U.S. Treasury Bonds               9/20/00            130               $12,654,688               $   8,125
U.S. Treasury Nts., 10 yr.        9/20/00            124                12,212,063                  87,188
                                                                                                 ---------
                                                                                                    95,313
                                                                                                 ---------
Contracts to Sell
U.S. Treasury Nts., 5 yr.         9/20/00            321                31,784,016                (294,218)
                                                                                                 ---------
                                                                                                 $(198,905)
                                                                                                 =========


20                        Oppenheimer Bond Fund/VA

================================================================================
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
         The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
         Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
         Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
         The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2000, was as follows:

                                                   Put Options
                                                   ---------------------------------
                                                   Number of               Amount of
                                                   Options                 Premiums
------------------------------------------------------------------------------------
Options outstanding as of December 31, 1999           325                  $ 328,453
Options written                                       750                    457,109
Options exercised                                  (1,075)                  (785,562)
                                                   ------                  ---------
Options outstanding as of June 30, 2000                --                  $      --
                                                   ======                  =========

================================================================================
8. Illiquid Securities
As of June 30, 2000, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2000, was $50,269,133, which represents 9.18% of the Fund's net assets. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit.

                            Oppenheimer Bond Fund/VA                          21

Oppenheimer Bond Fund/VA
A Series of Oppenheimer Variable Account Funds

====================================================================================================================================
Officers and Trustees                      James C. Swain, Trustee and Chairman of the Board
                                           Bridget A. Macaskill, Trustee and President
                                           William L. Armstrong, Trustee
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           George C. Bowen, Trustee
                                           Edward L. Cameron, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           John S. Kowalik, Vice President
                                           David P. Negri, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

====================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

====================================================================================================================================
Transfer Agent                             OppenheimerFunds Services

====================================================================================================================================
Custodian of Portfolio Securities          The Bank of New York

====================================================================================================================================
Independent Auditors                       Deloitte & Touche LLP

====================================================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                           This is a copy of a report to shareholders of Oppenheimer Bond Fund/VA. For other material information concerning the Fund, see its prospectus. This report must be preceded or accompanied by the Fund's prospectus, the separate account prospectus, and current standardized average annual total returns for the separate account being offered.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

         (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


22                          Oppenheimer Bond Fund/VA